Net investment in sublease	9 Months Ended
Sep. 30, 2020
Net investment in sublease
Net investment in sublease

6.Net investment in sublease

The Company entered into an agreement to sublease its office space in Los Angeles, USA, with effect from February 1, 2020. The Company has classified the sublease as a finance lease as the term of the sublease is for the major part of the economic life of the right-of-use asset arising from the head lease. At the commencement date of the sublease, the Company derecognized the right-of-use asset relating to the head lease that it transferred to the sub-lessee and recognized the net investment in the sub-lease. The term of the sublease expires on August 21, 2021.

During the period ended September 30, 2020, the Company provided rent relief a sub-lessee from August to December 2020. Accordingly, the Company has recognized $32,486 of lease modification loss in relation to the net investment in sublease.

As at September 30, 2020, the contractual undiscounted cash flows related to sublease were as follows:

	Future		Present value
	minimum		of minimum
	lease		lease
	payments	Interest	payments
	receivable	income	receivable
Less than one year	$126,213	$6,723	$119,490
Between one and five years	—	—	—
Net investment in sublease	$126,213	$6,723	$119,490